Intangibles Assets (Details) - Schedule of estimated future amortization of intangible assets - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Intangibles Assets (Details) - Schedule of estimated future amortization of intangible assets [Line Items]
2022 (remainder) $	$ 262
2023/2022	358	$ 379
2024/2023	213	265
2025/2024	18	94
Total future amortization of amortizable intangible assets $	$ 851	$ 738